Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE C - FAIR VALUE MEASUREMENTS

The Financial Accounting Standards Board issued a statement that defines fair value and establishes a framework for measuring fair value. This framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted market prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of fair value hierarchy are described as follows:

Level 1 - Quoted market prices in active markets for identical assets and liabilities,

Level 2 - Inputs other than level 1 inputs that are either directly or indirectly observable, and

Level 3 - Unobservable inputs developed using the company’s estimates and assumptions, which reflect those a market participant would use.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy. There have been no changes in the methodologies used during the years ended December 31, 2025, 2024, and 2023, respectively.

Registered Investment Companies

Valued at the daily closing price as reported by the fund. The funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded and therefore are classified within Level 1 of the fair value hierarchy.

Pooled Separate Accounts

The Plan's investments in pooled separate accounts (PSAs) are offered through variable annuity contracts issued by Empower. Each PSA invests exclusively in a corresponding T. Rowe Price Retirement Series target-date portfolio. These portfolios are diversified across a broad mix of T. Rowe Price equity and fixed-income mutual funds, including U.S. equity, international equity, fixed income, inflation-protected securities, and short-term investments. Asset allocations follow a through-retirement glidepath, becoming more conservative as the target retirement date approaches and continuing to adjust beyond the target year.

The PSAs are measured at fair value and are classified within Level 2 of the fair value hierarchy since their valuation is based on observable inputs, including the NAV of the underlying T. Rowe Price Retirement Series mutual funds and observable market pricing for the securities held within those funds. The PSAs do not have quoted prices for identical assets in active markets and therefore do not qualify for Level 1 classification. No significant unobservable inputs are used in determining fair value; accordingly, Level 3 classification is not applicable.

The PSAs offered through Empower do not have lock-up periods, gates or withdrawal restrictions, redemption fees, and advance notice requirements. The Plan is not subject to any contractual restrictions that would limit its ability to redeem PSA interests at fair value.

Common and Collective Trust Fund

This investment is valued using the NAV as a practical expedient and is not classified within the fair value hierarchy. There are no participant redemption restrictions for this investment; the redemption notice period is applicable only to the Plan.

The following tables present information for which the NAV per share practical expedient was used:

	Net Asset Value used as a practical expedient as of December 31, 2025:
			Redemption
		Unfunded	Frequency	Redemption
Description	Fair Value	Commitments	(If Currently Eligible)	Notice Period
Invesco Stable Value Trust Fund	$2,973,527	N/A	Daily	12 months

	Net Asset Value used as a practical expedient as of December 31, 2024:
			Redemption
		Unfunded	Frequency	Redemption
Description	Fair Value	Commitments	(If Currently Eligible)	Notice Period
Invesco Stable Value Trust Fund	$3,472,715	N/A	Daily	12 months

Culp, Inc. Common Stock

This investment is valued at the closing price reported on the New York Stock Exchange, which is the active market the individual security is traded. This investment is classified within Level 1 of the fair value hierarchy.

The Plan held 207,640 shares and 196,376 shares of the Company’s common stock as of December 31, 2025, and 2024, respectively. The cost basis of these shares of the Company’s common stock was $1,970,986 and $1,253,261 as of December 31, 2025, and 2024, respectively.

Money Market Fund

This investment is a public investment vehicle valued using $1 for the NAV. The money market fund is classified within Level 2 of the fair value hierarchy.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables present information about assets and liabilities measured at fair value on a recurring basis:

	Fair value measurements as of December 31, 2025, using:
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Registered investment companies	$38,357,555	$—	$—	$38,357,555
Culp, Inc. common stock	739,327	—	—	739,327
Pooled Separate Accounts - T. Rowe Price Retirement Series	—	7,364,105	—	7,364,105
Money market fund	—	32,578	—	32,578
Total investments in the fair value hierarchy	$39,096,882	$7,396,683	$—	$46,493,565

Investments at net asset value, as a practical expedient:
Common and collective trust fund				2,973,527

Total investments at fair value				$49,467,092

	Fair value measurements as of December 31, 2024, using:
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Registered investment companies	$40,077,354	$—	$—	$40,077,354
Culp, Inc. common stock	1,153,883	—	—	1,153,883
Money market fund	—	43,493	—	43,493
Total investments in the fair value hierarchy	$41,231,237	$43,493	$—	$41,274,730

Investments at net asset value, as a practical expedient:
Common and collective trust fund				3,472,715

Total investments at fair value				$44,747,445